Provisions	12 Months Ended
Dec. 31, 2021
Provisions

16.	Provisions

	Cetrotide onerous contracts	German restructuring: severance	Total
	$	$	$
Balance at January 1, 2020	396	330	726
Utilization of provision	(93)	(323)	(416)
Change in the provision	33	—	33
Unwinding of discount and impact of foreign exchange rate changes	35	(7)	28
Balance at December 31, 2020	371	—	371
Utilization of provision	(90)	—	(90)
Change in the provision	23	—	23
Unwinding of discount and impact of foreign exchange rate changes	(27)	—	(27)
Balance at December 31, 2021	277	—	277
Less: current portion	34	—	34
Non-current portion	243	—	243

In 2013, the Company recognized a provision for certain non-cancellable contracts related to the Cetrotide activities, discussed in note 13 – Identifiable intangible assets, that were deemed onerous. The provisions for onerous contracts represent the present value of estimated unavoidable future royalty and patent costs associated with the intellectual property underlying Cetrotide.

On June 6, 2019, the Company announced that it was reducing the size of its German workforce to more closely reflect the Company’s ongoing commercial activities. This restructuring was completed on January 31, 2020.